Revenue and operating expenses (Details) - Schedule of revenue and operating expenses - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	$ 7,260,408	$ 3,084,662	$ 2,316,716
Kitchen and food preservation [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	2,532,420	1,229,148	820,995
Home solutions [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	1,456,666	529,551	360,595
Bathroom [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	842,724	441,093	376,262
Laundry & Cleaning [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	828,473	318,782	308,359
Tech & mobility [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	773,160	290,366	196,439
Bedroom [Member]
Revenue and operating expenses (Details) - Schedule of revenue and operating expenses [Line Items]
Revenue recognized per home product	$ 826,964	$ 275,722	$ 254,066